Expense Example, No Redemption (Vanguard Market Neutral Fund Institutional)	Vanguard Market Neutral Fund Vanguard Market Neutral Fund - Institutional Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	157
3 YEAR	486
5 YEAR	839
10 YEAR	1,834